EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$67,303	$66,739	$59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$67,303	$66,739	$57,386
Denominator for basic earnings per share - weighted average shares	57,876,685	57,691,979	56,969,491
Effect of dilutive securities
Employee stock awards	873,293	907,428	913,809
Warrants	118,814	93,798	109,778
Denominator for diluted earnings per share - adjusted weighted average shares	58,868,792	58,693,205	57,993,078
Earnings per share available to common shareholders
Basic	$1.16	$1.16	$1.01
Diluted	$1.14	$1.14	$0.99